SUBSEQUENT EVENTS (Details)				1 Months Ended
	Jul. 10, 2026 USD ($) shares	Jul. 06, 2026 shares	Jan. 21, 2026 USD ($)	Jan. 31, 2026 USD ($)	Jun. 30, 2026 shares	Dec. 31, 2025 shares	Sep. 05, 2025 USD ($)	Dec. 31, 2024 shares
Subsequent Events
Net proceeds from trust account and operating account | $	$ 19,000,000
Common shares, outstanding					13,324,608	13,290,803		1,316,702
Number of warrants outstanding					53,076,019	21,109,135		15,191,077
Spring Valley Acquisition III
Subsequent Events
Trust account balance | $							$ 230,000,000
Number of warrants outstanding					14,712,778	14,712,778
Spring Valley Acquisition III | Private Investment in Public Equity Financing
Subsequent Events
Transaction costs | $			$ 107,700,000
Spring Valley Acquisition III | Class A ordinary shares
Subsequent Events
Common shares, outstanding					0	0
Subsequent Events
Subsequent Events
Multiple voting shares, outstanding	10,556,367
Number of warrants outstanding	38,360,095
Number of shares called by each warrant	1
Beginning Balance (in shares)	7,294,729
Conversion ratio	1
Earnout shares, outstanding	13,497,733
Subsequent Events | General Fusion Inc, Legacy Shareholders
Subsequent Events
Number of warrants outstanding	11,807,616
Subsequent Events | Spring Valley Acquisition Sponsor
Subsequent Events
Number of warrants outstanding	15,996,112
Subsequent Events | Private Investment in Public Equity Financing
Subsequent Events
Net proceeds | $	$ 104,375,000
Transaction costs | $	$ 107,675,000			$ 107,675,000
Subsequent Events | Subordinate voting shares
Subsequent Events
Common shares, outstanding	52,988,419
Subsequent Events | Subordinate voting shares | General Fusion Inc, Legacy Shareholders
Subsequent Events
Common shares, outstanding	44,397,648
Subsequent Events | Subordinate voting shares | Spring Valley Acquisition Sponsor
Subsequent Events
Common shares, outstanding	6,666,667
Subsequent Events | Subordinate voting shares | Spring valley acquisition, public shareholders
Subsequent Events
Common shares, outstanding	1,924,104
Subsequent Events | Spring Valley Acquisition III
Subsequent Events
Stock redeemed during period, shares		21,075,896
Net proceeds from trust account and operating account | $	$ 19,000,000
Trust account balance | $	$ 19,800,000
Multiple voting shares, outstanding	10,556,367
Number of warrants outstanding	36,693,428
Number of shares called by each warrant	1
Beginning Balance (in shares)	7,294,729
Conversion ratio	1
Earnout shares, outstanding	13,497,733
Subsequent Events | Spring Valley Acquisition III | Private Investment in Public Equity Financing
Subsequent Events
Net proceeds | $	$ 104,400,000
Transaction costs | $	107,700,000
Subsequent Events | Spring Valley Acquisition III | General Fusion Inc
Subsequent Events
Aggregate net proceeds | $	$ 123,400,000
Subsequent Events | Spring Valley Acquisition III | Class A ordinary shares
Subsequent Events
Stock redeemed during period, shares		21,075,896
Subsequent Events | Spring Valley Acquisition III | Subordinate voting shares
Subsequent Events
Common shares, outstanding	52,988,419
Subsequent Events | Spring Valley Acquisition III | Subordinate voting shares | General Fusion Inc, Legacy Shareholders
Subsequent Events
Common shares, outstanding	44,397,648
Subsequent Events | Spring Valley Acquisition III | Subordinate voting shares | Spring Valley Acquisition Sponsor
Subsequent Events
Common shares, outstanding	6,666,667
Subsequent Events | Spring Valley Acquisition III | Subordinate voting shares | Spring valley acquisition, public shareholders
Subsequent Events
Common shares, outstanding	1,924,104